Schedule of Available-for-sale Investments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Amortized Cost			$ 6,717,000
Gross unrealized gain
Gross unrealized loss			(96,000)
Fair value	$ 0	$ 0	6,621,000
Corporate Bond Securities [Member]
Marketable Securities [Line Items]
Amortized Cost			6,717,000
Gross unrealized gain
Gross unrealized loss			(96,000)
Fair value			$ 6,621,000